Investments in subsidiaries and associates (Details) $ in Millions			12 Months Ended
	Apr. 29, 2021	Feb. 08, 2019 AUD ($)	Sep. 30, 2021 AUD ($) item	Sep. 30, 2020 item	Sep. 30, 2019 AUD ($)
Investments in subsidiaries and associates
Number of associates material to the Group | item			0
Number of businesses sold during the year | item				0
Gain (loss) on businesses disposed during the year | $			$ 188		$ 3
Reinventure Fund, I.L.P.
Investments in subsidiaries and associates
Percentage owned			99.00%	99.00%
Westpac Bank-PNG-Limited
Investments in subsidiaries and associates
Percentage owned			89.90%	89.90%
Westpac NZ Covered Bond Limited (WNZCBL) and Westpac NZ Securitisation Limited (WNZSL)
Investments in subsidiaries and associates
Percentage owned			19.00%
Westpac NZ Covered Bond Limited
Investments in subsidiaries and associates
Percentage owned			19.00%	19.00%
Westpac NZ Securitisation Limited
Investments in subsidiaries and associates
Percentage owned			19.00%	19.00%
Ascalon Capital Managers (Asia) Limited and Ascalon Capital Managers Limited
Investments in subsidiaries and associates
Gain (loss) on businesses disposed during the year | $		$ 3
WNZL | New Zealand
Investments in subsidiaries and associates
Maximum percentage of earnings which may be paid as dividends under COVID-19 restrictions	50.00%